Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of maturities of lease liabilities

For the years ending December 31,	Amount
2024	$4
2025	—
2026	—
2027	—
2028	—
Total operating lease payments	$4
Less: imputed interest	(1)
Present value of operating lease liabilities	$3

Schedule of future minimum rentals

Future Minimum
For the year ending December 31,	Rentals
2024	$638
2025	325
2026	124
2027	26
2028	—
Total	$1,113